Maximum Potential Amount of Future Payments of Performance Guarantees, Guarantees on Loans, Guarantees on Securities and Other Guarantees Classified Based on Internal Ratings (Detail) (JPY ¥)
In Billions
	Mar. 31, 2011	Mar. 31, 2010
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 3,001	¥ 3,201
Investment grade
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	1,760	1,715
Non-investment grade
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 1,241	¥ 1,486